Initial Public Offering (Details) - USD ($)	Aug. 13, 2021	Sep. 30, 2022	Dec. 31, 2021
Initial Public Offering (Details) [Line Items]
Stock shares issued during the period new issues shares	19,780,000
Shares issued price per share (in Dollars per share)	$ 10	$ 9.2
Generating gross proceeds (in Dollars)	$ 200,000,000
Sale of units (in Dollars)	$ 20,000,000
Redeemable warrants or rights	1
Class of warrants or rights exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 9.2
Class of warrants period after which they can be exercised from the consummation of business combination	30 years
Class of warrants or rights term	5 years	5 years	5 years
IPO [Member]
Initial Public Offering (Details) [Line Items]
Stock shares issued during the period new issues shares	20,000,000
Shares issued price per share (in Dollars per share)	$ 10